Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 309,013	$ 301,237	$ 327,708	$ 937,958
UNITED STATES
Total	309,013	301,237	327,708	937,958
UNITED STATES | Bureau of Land Management [Member]
Total			459	459
UNITED STATES | Susquehanna River Basin Commission [Member]
Total			547	547
UNITED STATES | U.S. Department of the Interior - Office of Resources Revenue [Member]
Total		$ 301,237	$ 326,702	627,939
UNITED STATES | U.S. Department of the Treasury - Internal Revenue Service [Member]
Total	$ 309,013			$ 309,013